UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22808

PREDEX

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 6 8130

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

251 Little Falls Drive

Wilmington, DE 19808

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 493-4603

Date of fiscal year end: April 30th

Date of reporting period: July 1, 2017 - June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD:

Registrant: Predex
Investment Company Act file number: 811-22808					Item 1
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) With/Against Management
1	Blackrock US Core Property Fund	n/a	none	9/5/2017	Elect Director Peter Aldrich	Mgmt	Y	For	With
2	Blackrock US Core Property Fund	n/a	none	9/5/2017	Elect Director Greg Hauser	Mgmt	Y	For	With
3	Blackrock US Core Property Fund	n/a	none	9/5/2017	Elect Director Clay Lebhar	Mgmt	Y	For	With

4	Invesco Core Real Estate - U.S.A., L.P.	n/a	none	1/30/2018	Ratification of Advisory Committee Members	Mgmt	Y	For	With

5	JLL Income Property Trust	n/a	none	5/8/2018	Elect Director Lynn C. Thurber	Mgmt	Y	For	With
6	JLL Income Property Trust	n/a	none	5/8/2018	Elect Director Virginia G. Breen	Mgmt	Y	For	With
7	JLL Income Property Trust	n/a	none	5/8/2018	Elect Director Jonathan B Bulkeley	Mgmt	Y	For	With
8	JLL Income Property Trust	n/a	none	5/8/2018	Elect Director R. Martel Day	Mgmt	Y	For	With
9	JLL Income Property Trust	n/a	none	5/8/2018	Elect Director Jacques N. Gordon	Mgmt	Y	For	With
10	JLL Income Property Trust	n/a	none	5/8/2018	Elect Director Jason B. Kern	Mgmt	Y	For	With
11	JLL Income Property Trust	n/a	none	5/8/2018	Elect Director William E. Sullivan	Mgmt	Y	For	With
12	JLL Income Property Trust	n/a	none	5/8/2018	Ratification KPMG as independent auditors	Mgmt	Y	For	With

13	Black Creek Diversified Property Fund	n/a	none	6/29/2018	Elect Director Richard D. Kincaid	Mgmt	Y	For	With
14	Black Creek Diversified Property Fund	n/a	none	6/29/2018	Elect Director John A. Blumberg	Mgmt	Y	For	With
15	Black Creek Diversified Property Fund	n/a	none	6/29/2018	Elect Director Charles B. Duke	Mgmt	Y	For	With
16	Black Creek Diversified Property Fund	n/a	none	6/29/2018	Elect Director Daniel J. Sullivan	Mgmt	Y	For	With
17	Black Creek Diversified Property Fund	n/a	none	6/29/2018	Elect Director John P. Woodberry	Mgmt	Y	For	With
18	Black Creek Diversified Property Fund	n/a	none	6/29/2018	Ratification KPMG as independent auditors	Mgmt	Y	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PREDEX

By (Signature and Title) /s/ J. Grayson Sanders

J. Grayson Sanders, President

Date: August 16, 2018